UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	The Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.2%(a)
COMMON STOCKS—99.2%
CONSUMER DISCRETIONARY—17.6%
26,500	Aisin Seiki Co. Ltd.	$975,742
127,000	Asics Corp.	2,193,511
20,500	Denso Corp.	1,054,285
81,000	FCC Co. Ltd.	1,552,662
92,200	Honda Motor Co. Ltd.	3,455,946
89,000	Resorttrust, Inc.	1,527,699
19,000	Shimano, Inc.	1,692,664
70,800	Toyota Motor Corp.	4,051,148
118,000	USS Co. Ltd.	1,612,075
		18,115,732
CONSUMER STAPLES—19.9%
67,000	Calbee, Inc.	1,545,875
140,700	Japan Tobacco, Inc.	4,343,329
85,000	Mandom Corp.	2,898,712
56,000	Pigeon Corp.	2,550,150
59,000	San-A Co. Ltd.	1,669,074
109,000	Seven & I Holdings Co. Ltd.	4,296,670
57,000	Unicharm Corp.	3,096,776
		20,400,586
FINANCIALS—10.3%
678,000	Bank of Yokohama Ltd. (The)	3,408,085
176,000	Daibiru Corp.	1,989,620
31,000	Daito Trust Construction Co. Ltd.	2,928,224
90,000	Mitsubishi Estate Co. Ltd.	2,210,499
		10,536,428
HEALTH CARE—10.8%
58,000	Asahi Intecc Co. Ltd.	2,336,150
55,000	Astellas Pharma, Inc.	3,398,895
171,000	Chugai Pharmaceutical Co. Ltd.	3,879,095
27,000	Sysmex Corp.	1,486,087
		11,100,227
INDUSTRIALS—16.5%
368,000	Amada Co. Ltd.	2,977,419
47,300	East Japan Railway Co.	3,493,617
27,000	FANUC Corp.	4,375,608
37,000	Makita Corp.	1,925,047
187,000	Nabtesco Corp.	4,145,577
		16,917,268
INFORMATION TECHNOLOGY—11.5%
148,700	Canon, Inc.	4,343,651
11,400	Keyence Corp.	4,680,981
485,000	Yahoo Japan Corp.	2,737,961
		11,762,593
MATERIALS—10.0%
183,000	Kansai Paint Co. Ltd.	2,471,879
130,000	Nippon Paint Co. Ltd.	2,136,830
101,300	Shin-Etsu Chemical Co. Ltd.	5,608,471
		10,217,180
TELECOMMUNICATION SERVICES—2.6%
49,400	KDDI Corp.	2,720,070
	Total Long-Term Investments—99.2% (cost $103,908,801)	101,770,084

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.3%
$287,000	Repurchase Agreement, State Street Bank and Trust Co., 0.00% dated 01/31/2014, due 02/03/2014 repurchase price $287,000, collateralized by a U.S. Treasury Bond, maturing 11/15/2043; total market value of $293,194	287,000
	Total Short-Term Investment—0.3% (cost $287,000)	287,000
	Total Investments—99.5% (cost $104,195,801) (b)	102,057,084
	Other Assets in Excess of Liabilities—0.5%	533,204
	Net Assets—100.0%	$102,590,288

(a)

Unless otherwise noted, all securities are fair valued. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.

(b)	See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Funds value their securities at current market value or fair value consistent with regulatory requirements.  “Fair value” is defined in the Funds’ valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$101,770,084	$—	$101,770,084
Short-Term Investment	—	287,000	—	287,000
Total Investments	$—	$102,057,084	$—	$102,057,084

The Fund held no Level 3 securities at January 31, 2014.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3. For the period ended January 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $287,000 as of January 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)           market value of investment securities, other assets and liabilities — at the exchange rates at the current daily rates of exchange; and

(ii)        purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions, Investment Income and Expenses:

Investment transactions are recorded on the trade date. Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis.

(e) Distributions:

The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$104,195,801	$2,200,251	$(4,338,968)	$(2,138,717)

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
The Japan Equity Fund, Inc.

Date: March 27, 2014